Investments in Securities and Affiliated Companies (Schedule of Contractual Maturities of Debt Securities) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Held-to-maturity Securities, Debt Maturities
Due within five years	¥ 355
Due after five years through ten years
Due after ten years
Contractual maturities of debt securities, Held-to-maturity	355
Available-for-sale Securities, Debt Maturities
Due within five years	13,711
Due after five years through ten years	5,979
Due after ten years	14,371
Contractual maturities of debt securities, Available-for-sale	34,061
Contractual Maturities Of Debt Securities, Total
Due within five years	14,066
Due after five years through ten years	5,979
Due after ten years	14,371
Contractual maturities of debt securities, Total	¥ 34,416